Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net earnings	$ 346	$ 330	$ 830	$ 723
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	381	366	759	722
Amortization - intangible assets	38	36	76	71
Amortization - other	21	15	41	31
Deferred income tax expense	24	32	55	55
Equity component, allowance for funds used during construction (Note 10)	(23)	(18)	(46)	(35)
Other	43	14	49	54
Change in long-term regulatory assets and liabilities	(103)	24	(82)	14
Change in working capital (Note 12)	217	(40)	177	(63)
Cash from operating activities	944	759	1,859	1,572
Investing activities
Additions to property, plant and equipment	(938)	(827)	(1,845)	(1,693)
Additions to intangible assets	(44)	(58)	(91)	(107)
Contributions in aid of construction	20	22	71	61
Other	(51)	(55)	(89)	(95)
Cash used in investing activities	(1,013)	(918)	(1,954)	(1,834)
Financing activities
Proceeds from long-term debt, net of issuance costs	1,247	816	1,881	1,645
Repayments of long-term debt and finance leases	(364)	(609)	(697)	(836)
Borrowings under committed credit facilities	1,972	1,562	3,875	2,986
Repayments under committed credit facilities	(2,201)	(1,552)	(3,938)	(3,152)
Net change in short-term borrowings	(273)	82	(165)	158
Issue of common shares, net of costs and dividends reinvested	14	18	28	40
Dividends
Common shares, net of dividends reinvested	(172)	(164)	(342)	(324)
Preference shares	(17)	(16)	(33)	(32)
Subsidiary dividends paid to non-controlling interests	(17)	(11)	(40)	(31)
Other	20	(2)	28	7
Cash from financing activities	209	124	597	461
Effect of exchange rate changes on cash and cash equivalents	(7)	8	(2)	8
Change in cash and cash equivalents	133	(27)	500	207
Change in cash associated with assets held for sale (Note 7)	(19)	0	(19)	0
Cash and cash equivalents, beginning of period	576	365	209	131
Cash and cash equivalents, end of period	$ 690	$ 338	$ 690	$ 338